CONTINGENT LIABILITIES (Brazilian Internal Revenue Service) (Details)				12 Months Ended
	Jun. 24, 2010 USD ($)	Jun. 24, 2010 BRL	Oct. 01, 2005 USD ($)	Dec. 31, 2016 BRL
Loss Contingencies [Line Items]
Offsetting amount | $			$ 2,100,000
Tax Assessment [Member] | Brazilian Internal Revenue Service [Member]
Loss Contingencies [Line Items]
Amount of possible loss | $	$ 3,120,000
Tax Assessment [Member] | Brazilian Internal Revenue Service [Member] | Brazil, Brazil Real
Loss Contingencies [Line Items]
Amount of possible loss | BRL		BRL 5,567,032
Estimated amount of aggregate sum claimed pursuant to the tax assessment (principal amount, interest and penalties) | BRL				BRL 12,100,000